Loans and Allowance for Credit Losses (Roll-forward of Accrual TDRs and Other Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015		Mar. 31, 2014	Mar. 31, 2013
Accrual TDRs:
Balance at beginning of fiscal year		¥ 832,267		¥ 945,623	¥ 892,823
Additions (new accrual TDR status)		364,445	[1]	231,063	302,267
Transfers to other impaired loans (including nonaccrual TDRs)		(28,001)		(48,295)	(56,064)
Loans sold		(223)		(7,698)	(49)
Principal payments and other		(301,398)		(288,426)	(193,354)
Balance at end of fiscal year		867,090	[1]	832,267	945,623
Other impaired loans (including nonaccrual TDRs):
Balance at beginning of fiscal year		1,028,760		1,255,143	1,139,045
Additions (new other impaired loans (including nonaccrual TDRs) status)	[2]	281,456	[1]	313,086	500,063
Charge-off		(79,684)		(123,037)	(46,835)
Transfers to accrual TDRs		(48,176)		(63,828)	(28,474)
Loans sold		(14,448)		(39,879)	(18,618)
Principal payments and other		(348,192)		(312,725)	(290,038)
Balance at end of fiscal year		819,716	[1]	1,028,760	1,255,143
Card [Member]
Accrual TDRs:
Balance at beginning of fiscal year		51,834
Balance at end of fiscal year		44,661		51,834
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		12,756		11,054	16,903
MUAH [Member]
Accrual TDRs:
Balance at beginning of fiscal year		38,666
Balance at end of fiscal year		34,106		38,666
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		¥ 13,278		¥ 16,228	¥ 17,513
Krungsri [Member]
Accrual TDRs:
Balance at beginning of fiscal year
Balance at end of fiscal year		¥ 8,455
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		4,009
Lease receivables reported as accrual TDRs but excluded from "Additions" as impaired loans		4,437
Lease receivables reported as nonaccrual TDRs but excluded from "Additions" as impaired loans		924
Lease receivables excluded from accrual TDRs as impaired loans		4,333
Lease receivables excluded from other impaired loans		¥ 1,629

[1]	In the above table, lease receivables of ¥4,437 million and ¥924 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, for the fiscal year ended March 31, 2015, and the related ending balances of such TDRs amounting to ¥4,333 million and ¥1,629 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2015.
[2]	Included in additions of other impaired loans for the fiscal years ended March 31, 2013, 2014 and 2015 are nonaccrual TDRs as follows: ¥16,903 million, ¥11,054 million and ¥12,756 million-Card; ¥17,513 million, ¥16,228 million and ¥13,278 million-MUAH; and nil, nil and ¥4,009 million-Krungsri, respectively.